Related Parties Transactions (Details) - Schedule of amount due to related parties - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Parties Transactions (Details) - Schedule of amount due to related parties [Line Items]
Total	$ 446,397	$ 393,424	$ 288,445
BioFirst Corporation [Member]
Related Parties Transactions (Details) - Schedule of amount due to related parties [Line Items]
Total	40,878	40,878	23,647
BioFirst (Australia) [Member]
Related Parties Transactions (Details) - Schedule of amount due to related parties [Line Items]
Total	190,913	132,443
AsiaGene [Member]
Related Parties Transactions (Details) - Schedule of amount due to related parties [Line Items]
Total	24,017	24,017
YuanGene [Member]
Related Parties Transactions (Details) - Schedule of amount due to related parties [Line Items]
Total	9,205	9,205	9,205
The Jiangs [Member]
Related Parties Transactions (Details) - Schedule of amount due to related parties [Line Items]
Total	18,750	18,750	16,627
Due to Shareholders [Member]
Related Parties Transactions (Details) - Schedule of amount due to related parties [Line Items]
Total	$ 162,634	$ 168,131	$ 166,261